BUSINESS ACQUISITIONS (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 549,368	$ 429,225	$ 421,372
Semprae Laboratories Inc [Member]
Business Acquisition [Line Items]
Cash		3,749
Accounts receivable		78,445
Inventory		180,441
Prepaid expenses		16,362
Property and equipment		78,973
Customer contracts		611,119
Patents		99,894
Trademarks		160,278
Goodwill		429,225
Accounts Payable		(105,804)
Debt		(343,500)
Net Purchase Price Consideration		1,209,182
Fair value of common stock issued to Semprae shareholders, net of shares to be returned from escrow		900,909
Fair Market Value of Royalty		$ 308,273